KEY MANAGEMENT PERSONNEL COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
KEY MANAGEMENT PERSONNEL COMPENSATION.
Short term wages and benefits	$ 2,504	$ 1,444	$ 1,298
Share based payments (equity or cash settled)	180	1,429	2,025
Post-employment benefit	49	53	49
Termination benefits	285
Total directors and key management personnel compensation	$ 3,018	$ 2,926	$ 3,372